S000079794 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2024
Bridge Builder Municipal High-Income Bond Fund | Bridge Builder Municipal High-Income Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	5.66%